Condensed Consolidated Interim Statements of Changes in Stockholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Issuance of cost net	$ 1,160	$ 1,160